CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net income (loss)	$ 240,213	$ 483,591	$ 218,822
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	19,829	13,690	14,931
Other amortization (included in interest expense)	781	900	2,942
(Earnings) losses from equity method investees	(78,199)	(136,866)	(156,530)
Distributions of earnings from equity method investees	110,967	84,548	59,785
(Gains) losses	11,757	(53,933)	(48,921)
Deferred incentive income	(171,387)	(107,276)	(77,993)
Deferred tax (benefit) expense	(18,044)	54,431	29,442
Options received from affiliates	(6,310)	(42,516)	(21,524)
Tax receivable agreement liability adjustment	33,116	8,787	8,870
Equity-based compensation	38,157	39,266	213,274
Options in affiliates granted to employees	701	8,190	10,134
Other	(616)	863	(895)
Cash flows due to changes in
Due from affiliates	(164,729)	(347,942)	(58,927)
Other assets	39,049	(18,082)	(20,398)
Accrued compensation and benefits	89,875	330,907	(75,390)
Due to affiliates	(34,137)	(2,667)	(18,241)
Deferred incentive income	216,493	118,765	65,361
Other liabilities	8,021	(1,765)	(2,792)
Purchases of investments and payments to cover securities sold not yet purchased	(643,283)	0	0
Proceeds from sale of investments and securities sold not yet purchased	608,228	0	0
Receivables from brokers and counterparties	(44,904)	0	0
Due to brokers and counterparties	12,031	0	0
Net cash provided by (used in) operating activities	267,609	432,891	141,950
Cash Flows From Investing Activities
Contributions to equity method investees	(36,110)	(37,084)	(63,798)
Distributions of capital from equity method investees	379,940	281,481	140,712
Purchase of securities	(16,664)	(20,043)	0
Proceeds from sale of equity investments	84,852	18,849	0
Purchase of digital currency (Bitcoin)	0	(20,000)	0
Purchase of fixed assets	(12,445)	(11,471)	(10,375)
Purchase of software and technology-related assets	(25,976)	0	0
Cash of liquid hedge fund on deconsolidation date	(12,024)	0	0
Net cash provided by (used in) investing activities	361,573	211,732	66,539
Cash Flows From Financing Activities
Repayments of debt obligations	(50,000)	(149,453)	(261,250)
Borrowing under debt obligations	125,000	0	0
Payment of deferred financing costs	0	(2,367)	0
Proceeds from public offering	186,551	0	0
Repurchase of shares and RSUs	(3,611)	0	(37,776)
Dividends and dividend equivalents paid	(105,860)	(57,926)	(44,170)
Principals’ and others’ interests in equity of consolidated subsidiaries - contributions	876	401	431
Principals’ and others’ interests in equity of consolidated subsidiaries - distributions	(245,461)	(174,937)	(94,648)
Excess tax benefits from delivery of RSUs	3,538	0	0
Redeemable non-controlling interests - contributions	36,252	0	0
Net cash provided by (used in) financing activities	(602,676)	(384,282)	(437,413)
Net Increase (Decrease) in Cash and Cash Equivalents	26,506	260,341	(228,924)
Cash and Cash Equivalents, Beginning of Period	364,583	104,242	333,166
Cash and Cash Equivalents, End of Period	391,089	364,583	104,242
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	2,106	3,586	13,689
Cash paid during the period for income taxes	4,953	6,468	7,932
Supplemental Schedule of Non-cash Investing and Financing Activities
Employee compensation invested directly in subsidiaries	124,442	66,779	34,806
Investments of incentive receivable amounts into Fortress Funds	258,023	227,091	80,523
Dividends, dividend equivalents and Fortress Operating Group unit distributions declared but not yet paid	0	5,160	31,997
Non-cash redeemable non-controlling interests - contributions	20,519	0	0
Non-cash redeemable non-controlling interests - distributions - deconsolidation of liquid hedge fund	56,524	0	0
Exchange of promissory note for shares	0	0	149,453
Class A Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	(363,410)	0	0
Dividends and dividend equivalents paid		(57,926)
Class B Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	$ (186,551)	$ 0	$ 0